Loans Payable – Related Parties - Schedule of Loans Payable - Related Parties Mature (Details)	Sep. 30, 2024 USD ($)
Schedule of Loans Payable - Related Parties Mature [Abstract]
2025	$ 2,347,809
2026	966,056
Loans payable – related parties mature	$ 3,313,865